ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	10 years
Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Furniture and Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	3 years
Computer Software
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	1 year